Liability in Respect of Government Grants (Tables)	12 Months Ended
Dec. 31, 2017
Liability In Respect Of Government Grants
Components of liability in respect of government grants
	2016	2017
	Thousand NIS	Thousand NIS
Balance as of January 1	1,089	3,062
Amounts received during the year	2,143	1,984
Amounts not yet received	232	-
Payment of Royalties	-	(37)
Amounts recognized as an offset from research and development expenses	(840)	(582)
Revaluation of the liability	438	(366)
Balance as of December 31	3,062	4,061

Current maturities in respect of government grants	642	1,175

Long term liability in respect of government grants	2,420	2,886